REGULATORY CHARGES	12 Months Ended
Dec. 31, 2021
Regulatory Charges
REGULATORY CHARGES

23.	REGULATORY CHARGES

	2021	2020
Liabilities
Global Reversion Reserve (RGR)	28	28
Energy Development Account (CDE)	110	64
Grantor inspection fee – ANEEL	3	3
Energy Efficiency Program	237	265
Research and development (R&D)	112	225
Energy System Expansion Research	4	4
National Scientific and Technological Development Fund	9	8
Proinfa – Alternative Energy Program	17	7
Royalties for use of water resources	5	13
Emergency capacity charge	26	26
Customer charges – Tariff flags	252	90
CDE on R&D (1)	3	—
CDE on EEP	5	—
Others	5	4
	816	737

Current liabilities	611	446
Non-current liabilities	205	291

(1)	Refers to the amount transferred from the R&D account, which will be paid as CDE over R&D, in accordance with Aneel Dispatch 904 of March 30, 2021.